Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 26,713	$ 15,018
Federal funds sold	20,178	40,792
Total Cash and Cash Equivalents	46,891	55,810
Investment securities available-for-sale (Note 3)	79,860	84,335
Other Investments, at cost (Note 4)	6,592	6,767
Loans, net of allowance for loan losses of $5,654 and $5,477 in 2015 and 2014, respectively (Note 5)	426,429	401,520
Premises and equipment, net (Note 6)	20,612	20,236
Deferred Tax Assets, net (Note 8)	12,126	10,744
Interest receivable	1,761	2,235
Bank owned life Insurance	14,585	14,183
Other real estate owned, net	5,694	6,685
Other assets	2,432	2,599
Total Assets	616,982	605,114
Deposits (Note 9)
Noninterest bearing	129,634	118,557
Interest bearing	365,278	364,940
Total Deposits	494,912	483,497
Interest, taxes and other liabilities	761	1,014
Short term borrowings (Note 10)	20,052	20,051
Long-term debt (Note 11)	47,698	47,750
Total Other Liabilities	68,511	68,815
Total Liabilities	563,422	552,312
STOCKHOLDERS' EQUITY
Common stock, 7,851 shares issued in 2015 and 2014, authorized 40,000 shares, par value $0.625 per share (Note 15)	4,907	4,907
Preferred stock, 2,092 shares issued in 2015 and 2014, authorized 10,000 shares, par value $2.00 per share	4,184	4,184
Additional paid-in capital	17,944	18,180
Retained earnings	26,773	25,436
Accumulated other comprehensive income (loss)	(248)	95
Total Stockholders' Equity	53,560	52,802
Total Liabilities and Stockholders' Equity	$ 616,982	$ 605,114